Note 2 - Summary of Presentation (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Servicing Asset at Fair Value, Amount, Ending Balance	$ 126,162
Share-based Payment Arrangement, Expense	14,349	$ 9,628
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	34,339
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	11,986	7,841
COVID 19 [Member]
Government Assistance, Wage Subsidies	5,482	34,767
COVID 19 [Member] | Cost of Sales [Member]
Government Assistance, Wage Subsidies	3,639	24,456
COVID 19 [Member] | Selling, General and Administrative Expenses [Member]
Government Assistance, Wage Subsidies	$ 1,843	9,312
Long-term Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	10 years
Share-based Payment Arrangement, Expense	$ 7,316	$ 2,076
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	34,371
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 0
Fannie Mae Delegated Underwriting and Servicing (“DUS”) [Member]
Financing Receivable, Originated, Guarantee Performance Percentage	33.33%
Minimum [Member] | Long-term Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	5 years
Minimum [Member] | Customer Lists and Relationships [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	4 years
Minimum [Member] | Investment Management Contracts [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	5 years
Minimum [Member] | Trademarks and Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	2 years
Minimum [Member] | Franchise Rights [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	2 years
Minimum [Member] | Management Contracts and Other [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	2 years
Maximum [Member] | Long-term Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	10 years
Maximum [Member] | Customer Lists and Relationships [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	20 years
Maximum [Member] | Investment Management Contracts [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	15 years
Maximum [Member] | Trademarks and Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	10 years
Maximum [Member] | Franchise Rights [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	15 years
Maximum [Member] | Management Contracts and Other [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	10 years
Building [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	20 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	40 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	10 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	10 years